ACQUISITION OF BUSINESSES - Business Services, Other, Prior Year (Details) - USD ($)		12 Months Ended
	Jun. 19, 2017	Dec. 31, 2017	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Goodwill		$ 1,554,000,000	$ 2,411,000,000
Business services
Disclosure of detailed information about business combination [line items]
Goodwill		1,368,000,000	$ 1,306,000,000
Business services | Real Estate Brokerage Operation
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 9,000,000
Proportion of ownership interest in subsidiary	100.00%
Percentage of voting equity interests acquired	100.00%
Acquisition-related costs	$ 1,000,000
Goodwill	9,000,000
Goodwill expected to be deductible for tax purposes	$ 0
Revenue of acquiree since acquisition date		2,000,000
Profit (loss) of acquiree since acquisition date		1,000,000
Revenue of acquiree as if combination occurred at beginning of period		7,000,000
Profit (loss) of acquiree as if combination occurred at beginning of period		$ 1,000,000